Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years
Property
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	34 years
Bottom of range | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Bottom of range | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Bottom of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years
Bottom of range | Vehicles and airplanes
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	2 years
Top of range | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Top of range | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	14 years
Top of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Top of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	14 years
Top of range | Vehicles and airplanes
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years